Income taxes - Schedule of Disclosure of Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Based on taxable income of the current period	$ 8,096	$ 7,835
Adjustments in respect to previous years	(649)	136
Total current income tax expense	7,447	7,971
Origination and reversal of temporary differences	(187)	5,010
Adjustments in respect to previous years	187	(976)
Total deferred income tax expense (recovery)	0	4,034
Income tax expense reported in the consolidated statements of operations	$ 7,447	$ 12,005